Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.5%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	$268	$ 268,100
Acacia LLC, Series 2025-1, Class B, 6.21%, 11/15/37(1)	651	650,485
ACHM Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 5/25/39(1)	253	250,370
Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.72%, 6/7/55(1)	1,231	1,228,252
Babson CLO Ltd., Series 2022-4A, Class D1R, 6.979%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	1,000	1,001,295
Ballyrock CLO 16 Ltd., Series 2021-16A, Class DR, 8.879%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	1,000	919,374
Barings CLO Ltd., Series 2025-1A, Class E, 8.329%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	988,497
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.453%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	500	493,581
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 7.979%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,000	994,224
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.121%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	485,301
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	465	444,298
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	437	398,969
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	964	978,167
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	890	885,802
Series 2025-2A, Class M, 8.72%, 11/20/55(1)	1,000	987,613
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	1,000	991,732
Crown City CLO III, Series 2021-1A, Class C, 7.237%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	982,718
DataBank Issuer, Series 2026-1A, Class A2, 5.811%, 2/25/56(1)	1,560	1,546,162
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)	1,000	947,926
Eldridge CLO Ltd.:
Series 2025-2A, Class D1, 6.579%, (3 mo. SOFR + 2.85%), 1/20/39(1)(2)	1,000	1,003,539
Series 2025-2A, Class E, 8.979%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	500	504,448
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.579%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	1,500	1,502,989
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.279%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	800	798,360
Gracie Point International Funding LLC, Series 2025-1A, Class C, 6.382%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	330	330,290
Security	Principal Amount (000's omitted)	Value
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/56(1)	$1,089	$ 1,095,513
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.003%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,501,705
Series 2024-3A, Class D1, 7.029%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,003,016
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,247	1,235,680
HTAP Issuer Trust, Series 2024-2, Class A, 6.50%, 4/25/42(1)	683	681,252
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.825%, (30-day SOFR Average + 2.20%), 10/15/29(1)(2)	880	886,834
Lafayette Federal Credit Union Asset Trust, Series 2026-HI1A, Class A2, 5.375%, 1/25/46(1)	1,011	995,408
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.555%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	1,354	1,350,072
Series 2025-GT1, Class B, 7.255%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	270	270,175
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.879%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,443,996
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.353%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	851,504
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.653%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,251,541
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1R, 6.979%, (3 mo. SOFR + 3.25%), 4/20/35(1)(2)	1,000	983,460
MidOcean Credit CLO XXII, Series 2026-22A, Class E, 8.629%, (3 mo. SOFR + 4.90%), 4/20/39(1)(2)	1,000	998,389
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34%, 7/15/32(1)	240	238,490
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	672	669,728
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.803%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	1,200	1,195,510
Phantom Aviation, Series 2026-1, Class B, 6.027%, 1/15/51(1)	977	945,249
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.174%, (1 mo. SOFR + 2.45%), 8/26/30(1)(2)	1,315	1,322,648
PRMI Securitization Trust, Series 2025-PHL1, Class A3, 5.923%, (30-day SOFR Average + 2.33%), 6/25/55(1)(2)	1,200	1,202,523
RR 35 Ltd., Series 2024-35A, Class D, 9.103%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	2,500	2,507,877

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(3)	$626	$ 624,162
Santander Bank Auto Credit-Linked Notes:
Series 2024-B, Class F, 8.881%, 1/18/33(1)	581	594,942
Series 2025-A, Class E, 6.274%, 1/16/34(1)	1,500	1,496,801
SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.21%, 6/20/36(1)	1,367	1,332,392
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 6.925%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	1,000	1,000,149
STAR Trust:
Series 2025-SFR5, Class D, 6.127%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	459	460,621
Series 2025-SFR5, Class E, 6.627%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	230	230,164
Series 2025-SFR6, Class D, 6.077%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	674	677,506
Tricon Residential Trust, Series 2025-SFR1, Class E, 6.176%, (1 mo. SOFR + 2.50%), 3/17/42(1)(2)	422	422,423
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	975	972,323
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class B, 4.929%, 6/28/50(1)	635	720,909
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	1,000	1,023,762
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	1,000	1,000,674
Total Asset-Backed Securities (identified cost $53,151,660)		$ 52,769,890

Collateralized Mortgage Obligations — 7.5%

Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust:
Series 2023-NQM5, Class M1, 8.033%, 11/25/68(1)(4)	$370	$ 372,372
Series 2024-NQM4, Class M1, 5.929%, 8/25/69(1)(4)	509	509,079
Series 2024-NQM6, Class B1A, 7.255%, 1/25/70(1)(4)	459	463,957
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(3)	500	501,863
Cascade Funding Mortgage Trust:
Series 2025-HB16, Class M3, 3.00%, 3/25/35(1)(4)	669	645,491
Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(4)	1,000	955,125
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	500	503,340
Security	Principal Amount (000's omitted)	Value
CFMT LLC:
Series 2024-HB15, Class M2, 4.00%, 8/25/34(1)(4)	$625	$ 613,393
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(4)	689	671,711
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(4)	658	672,726
Series 2024-2, Class A, 7.997%, 11/25/59(1)(4)	653	671,443
Series 2024-3, Class A, 9.05%, 1/25/60(1)(4)	848	872,987
Series 2025-1, Class A, 8.324%, 4/25/60(1)(4)	1,003	1,035,551
Series 2025-2, Class A, 7.904%, 10/25/60(1)(4)	1,403	1,449,978
Cross Mortgage Trust:
Series 2025-H2, Class B1A, 6.626%, 3/25/70(1)(4)	1,346	1,335,654
Series 2025-H5, Class B1A, 6.975%, 7/25/70(1)(4)	1,235	1,244,615
EFMT:
Series 2025-NQM2, Class M1A, 6.268%, 6/25/70(1)(4)	823	824,704
Series 2025-NQM3, Class B2, 7.225%, 8/25/70(1)(4)	1,000	987,143
Series 2025-NQM3, Class M1A, 6.052%, 8/25/70(1)(4)	808	804,254
Series 2025-NQM3, Class M1B, 6.451%, 8/25/70(1)(4)	1,619	1,619,081
FARM Mortgage Trust, Series 2022-1, Class B, 2.959%, 1/25/52(1)(4)	804	602,567
HTAP Issuer Trust, Series 2025-1, Class A, 6.50%, 11/25/42(1)	1,155	1,144,262
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(4)	634	638,892
JPM Lending Facility, 9.981%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,234,546
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.474%, (1 mo. SOFR + 2.75%), 12/19/30(1)(2)	860	863,838
MFA Trust, Series 2025-NQM3, Class M1, 6.131%, 8/25/70(1)(4)	879	882,131
MFRA Trust:
Series 2024-NQM3, Class M1, 6.671%, 12/25/69(1)(4)	459	464,650
Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(4)	1,000	1,009,513
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	695	702,154
Onity Loan Investment Trust, Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(4)	500	478,109
PRET Trust, Series 2025-RPL5, Class M1, 4.15% to 10/25/27, 1/25/70(1)(3)	564	519,429
PRMI Securitization Trust, Series 2025-CMG1, Class M1, 6.432%,(30-day SOFR Average + 2.80%), 12/25/55(1)(2)	430	430,317
PRPM Fundido DAC:
Series 2025-2A, Class C, 4.454%, (3 mo. EURIBOR + 2.00%), 1/29/75(1)(2)	445	508,474

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PRPM Fundido DAC: (continued)
Series 2025-2A, Class D, 4.954%, (3 mo. EURIBOR + 2.50%), 1/29/75(1)(2)	$500	$ 561,998
PRPM LLC:
Series 2024-NQM1, Class B1, 7.347%, 12/25/68(1)(4)	1,000	1,003,752
Series 2024-NQM4, Class M1A, 6.518%, 12/26/69(1)(4)	459	462,434
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(3)	467	451,372
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(3)	375	362,231
Series 2025-RPL2, Class M1, 3.75% to 4/25/26, 4/25/55(1)(3)	461	441,851
PRPM Trust:
Series 2025-NQM3, Class M1, 6.188%, 5/25/70(1)(4)	539	533,828
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(4)	1,104	1,113,060
Series 2025-NQM5, Class M1, 5.903%, 10/25/70(1)(4)	875	858,274
RMF Proprietary Issuance Trust, Series 2022-2, Class M3, 3.75%, 6/25/62(1)(4)	1,000	931,144
Santander Mortgage Asset Receivable Trust:
Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(4)	897	904,226
Series 2025-NQM5, Class M1, 6.042%, 8/25/65(1)(4)	1,740	1,730,195
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	1,246	1,245,615
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	1,032	887,404
Total Collateralized Mortgage Obligations (identified cost $37,442,765)		$ 37,720,733

Commercial Mortgage-Backed Securities — 3.9%

Security	Principal Amount* (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.516%, , 12/10/41(1)(4)	750	$ 769,516
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.542%, 2/15/50(1)(4)	1,000	757,708
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.826%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)	355	356,148
Series 2025-660F, Class D, 6.426%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)	445	447,202
BX Trust:
Series 2025-GW, Class E, 7.326%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	870	877,379
Security	Principal Amount* (000's omitted)		Value
BX Trust: (continued)
Series 2026-CLS, Class D, 7.126%, (1 mo. SOFR + 3.45%), 5/15/43(1)(2)		1,175	$ 1,182,542
Caister Finance DAC, Series 1A, Class C, 6.588%, (SONIA + 2.84%), 8/17/35(1)(2)	GBP	700	943,426
CSMC Trust, Series 2022-CNTR, Class A, 7.621%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		516	54,136
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.276%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)		361	365,096
Series 2025-ESH, Class E, 7.026%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)		337	341,379
Series 2025-ESH, Class F, 7.776%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)		289	293,130
Series 2026-ESH2, Class D, (1 mo. SOFR + 2.25%), 2/15/43(1)(2)		403	405,982
Series 2026-ESH2, Class F, (1 mo. SOFR + 3.75%), 2/15/43(1)(2)		328	331,667
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.926%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)		500	504,850
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(4)		1,000	991,651
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.022%, , 9/15/47(1)(4)		750	697,024
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, , 6/10/27(1)		150	5,511
JW Commercial Mortgage Trust, Series 2026-MRCO, Class D, (1 mo. SOFR + 2.45%), 6/15/39(1)(2)		293	295,342
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.578%, 2/10/43(1)(4)		1,610	1,576,323
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.216%, (1 mo. SOFR + 3.539%), 2/15/42(1)(2)		1,000	1,002,628
ORL Trust, Series 2024-GLKS, Class E, 6.867%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		344	346,480
ROCK Trust, Series 2024-CNTR, Class E, 8.819%,, 11/13/41(1)		1,000	1,041,227
Sirius Logistics U.K. DAC, Series 2026-1A, Class D, 6.297%, (SONIA + 2.55%), 11/17/35(1)(2)	GBP	1,500	2,026,636
Taurus U.K. DAC, Series 2025-UK3A, Class E, 7.533%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	500	674,656
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(3)		687	683,693
Vita Scientia DAC, Series 2022-1A, Class D, 4.694%, (3 mo. EURIBOR + 2.49%), 2/27/33(1)(2)	EUR	450	517,594

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, , 7/15/48(1)	1,700	$ 1,637,203
Willowbrook Mall, Series 2025-WBRK, Class D, 6.075%, , 3/5/35(1)(4)	459	445,890
Total Commercial Mortgage-Backed Securities (identified cost $19,968,028)		$ 19,572,019

Common Stocks — 0.4%

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.3%
Luxco Co. Ltd.(5)(6)	2,251	$ 43,849
Range Red Acquisitions LLC, Class A1(5)(6)(7)	974	1,314,033
		$ 1,357,882
Energy — 0.1%
Enviva LLC(5)(6)(8)	13,431	$ 262,744
		$ 262,744
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(5)(6)(7)	4,582	$ 0
		$ 0
Oil and Gas — 0.0%†
Frontera Energy Corp.	15,961	$ 101,788
		$ 101,788
Pharmaceuticals — 0.0%†
Keenova Therapeutics PLC(5)	109	$ 10,712
Mallinckrodt International Finance SA(5)(6)	1,976	194,197
Par Health, Inc.(5)(6)	2,085	13,255
		$ 218,164
Software and Services — 0.0%
Blackboard LLC(5)(6)(7)	10,131	$ 0
		$ 0
Total Common Stocks (identified cost $2,385,303)		$ 1,940,578

Convertible Bonds — 0.3%

Security	Principal Amount* (000's omitted)		Value
Computers — 0.1%
Zscaler, Inc., 0.00%, 7/15/28		480	$ 446,296
			$ 446,296
Engineering & Construction — 0.1%
Cellnex Telecom SA, 2.125%, 8/11/30(9)	EUR	500	$ 609,298
			$ 609,298
Transportation — 0.1%
Ocado Group PLC, 6.25%, 8/6/29(9)		200	$ 261,121
			$ 261,121
Total Convertible Bonds (identified cost $1,319,663)			$ 1,316,715

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Trading Companies & Distributors — 0.2%
QXO, Inc., 4.75%(5)(7)(8)	132	$ 946,911
Total Convertible Preferred Stocks (identified cost $1,320,058)		$ 946,911

Corporate Bonds — 41.8%

Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.6%
Bombardier, Inc.:
7.00%, 6/1/32(1)		275	$ 283,682
7.25%, 7/1/31(1)		536	558,952
Czechoslovak Group AS, 5.25%, 1/10/31(1)	EUR	780	913,961
Moog, Inc., 5.50%, 10/15/34(1)		225	218,233
TransDigm, Inc., 4.625%, 1/15/29		1,023	1,003,604
			$ 2,978,432
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		605	$ 571,455
			$ 571,455

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 1.1%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	1,440	$ 1,672,924
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(10)		2,472	2,655,168
Champ Acquisition Corp., 8.375%, 12/1/31(1)		757	791,405
PrestigeBidCo GmbH, 6.181%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(9)	EUR	565	660,675
			$ 5,780,172
Automotive — 0.9%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)		683	$ 651,134
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)		370	376,920
IHO Verwaltungs GmbH:
5.625%, (5.625% cash or 6.375% PIK), 5/15/31(9)	EUR	180	216,458
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(10)		250	251,786
6.75%, (6.75% cash or 7.50% PIK), 11/15/29(9)(10)	EUR	382	460,326
7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)		200	207,453
7.75%, (7.75% cash or 8.50% PIK), 11/15/30(1)(10)		200	207,960
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		525	541,595
Lithia Motors, Inc., 3.875%, 6/1/29(1)		250	240,177
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		325	348,142
Realtruck Group, Inc., 6.25%, 7/31/31(1)		1,071	193,114
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	572,095
4.875%, 11/15/31(1)		239	228,413
			$ 4,495,573
Building and Development — 1.6%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)		501	$ 516,253
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)		685	617,578
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)		508	496,259
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(9)	EUR	400	475,372
6.625%, 12/15/30(1)		885	900,618
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		700	714,062
8.375%, 10/1/33(1)		510	518,725
LBM Acquisition LLC:
6.25%, 1/15/29(1)		261	168,546
9.50%, 6/15/31(1)		700	589,505
Masterbrand, Inc., 7.00%, 7/15/32(1)		840	841,109
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Miller Homes Group Finco PLC, 6.533%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(9)	EUR	420	$ 485,986
Patrick Industries, Inc., 4.75%, 5/1/29(1)		741	723,493
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,002	1,001,335
			$ 8,048,841
Building Materials — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,230	$ 1,120,540
HT Troplast GmbH, 7.625%, 7/15/31(9)	EUR	310	361,212
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		609	616,916
6.75%, 3/1/33(1)		568	575,814
			$ 2,674,482
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		923	$ 915,661
			$ 915,661
Cable and Satellite Television — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		585	$ 518,389
4.25%, 1/15/34(1)		287	234,626
4.50%, 8/15/30(1)		726	662,981
			$ 1,415,996
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		835	$ 830,324
			$ 830,324
Chemicals — 1.4%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2:
6.50%, 6/15/33(9)	EUR	500	$ 580,175
7.125%, 6/15/33(1)		460	463,124
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(10)		792	807,764
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,070	1,109,330
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)	EUR	420	488,330
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(1)(2)	EUR	120	139,767
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(2)(9)	EUR	280	326,122
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(1)	EUR	1,355	1,562,704
7.25%, 2/15/33(1)		600	588,162

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
SCIH Salt Holdings, Inc.:
6.625%, 8/15/31(1)(11)		395	$ 395,423
8.00%, 8/15/32(1)(11)		385	382,571
			$ 6,843,472
Chemicals and Plastics — 1.0%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(9)	EUR	225	$ 257,849
Avient Corp.:
6.25%, 11/1/31(1)		325	327,615
7.125%, 8/1/30(1)		760	771,811
Celanese U.S. Holdings LLC, 7.70%, 11/15/33		1,130	1,197,152
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		810	720,301
INEOS Finance PLC:
6.375%, 4/15/29(9)	EUR	400	453,425
7.25%, 3/31/31(9)	EUR	340	368,495
7.875%, 11/15/31(9)	EUR	980	1,077,926
			$ 5,174,574
Commercial Services — 2.1%
Aegis Lux 1a SARL, 5.625% PIK, 10/29/31(1)(10)	EUR	500	$ 585,742
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.875%, 6/1/28(9)	GBP	580	775,646
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		562	540,394
Carrix, Inc., 6.125%, 8/1/33(1)		560	558,813
Champions Financing, Inc., 8.75%, 2/15/29(1)		193	191,106
Currenta Group Holdings SARL, 6.283%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	1,020	1,183,576
Herc Holdings, Inc.:
5.75%, 3/15/31(1)		100	99,073
6.00%, 3/15/34(1)		120	117,775
7.00%, 6/15/30(1)		400	412,852
7.25%, 6/15/33(1)		340	351,110
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,303,556
Multiversity SpA, 7.125%, 5/17/31(1)	EUR	515	610,943
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		165	168,228
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		891	885,382
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
5.50%, 5/15/33(9)	EUR	245	277,619
6.75%, 8/15/32(1)		537	538,125
Synergy Infrastructure Holdings LLC:
7.00%, 7/15/34(1)		135	136,279
7.875%, 12/1/30(1)		490	512,361
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,201	$ 1,233,972
			$ 10,482,552
Commercial Services & Supplies — 0.2%
Reworld Holding Corp., 4.875%, 12/1/29(1)		839	$ 796,867
			$ 796,867
Computers — 0.7%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,217	$ 1,251,311
CACI International, Inc., 6.375%, 6/15/33(1)		375	378,245
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		775	806,479
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		671	675,340
Science Applications International Corp., 5.875%, 11/1/33(1)		330	323,415
			$ 3,434,790
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)		1,847	$ 1,766,857
			$ 1,766,857
Containers and Glass Products — 0.5%
Ardagh Group SA, 9.50%, 12/1/30(1)		950	$ 1,007,454
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(9)	EUR	580	648,168
3.25%, 9/1/28(1)		430	413,609
5.00%, 1/30/31(9)	EUR	415	481,793
6.25%, 1/30/31(1)		200	201,504
			$ 2,752,528
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	490	$ 579,178
			$ 579,178
Distribution & Wholesale — 0.3%
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		1,052	$ 1,095,876
Wolseley Group Finco PLC, 9.75%, 1/31/31(9)	GBP	280	351,264
			$ 1,447,140
Diversified Financial Services — 1.4%
Azorra Finance Ltd., 7.25%, 1/15/31(1)		465	$ 479,304
CI Financial Corp., 4.10%, 6/15/51		250	163,255
Hightower Holding LLC, 9.125%, 1/31/30(1)		815	848,640
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		566	586,470

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		435	$ 438,764
6.125%, 8/1/31(1)		220	221,124
6.375%, 8/1/33(1)		650	654,675
6.50%, 6/15/34(1)		145	146,327
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		1,022	978,183
4.00%, 10/15/33(1)		65	57,450
Sherwood Financing PLC, 7.625%, 12/15/29(9)	EUR	720	847,021
Stonebriar ABF Issuer LLC:
7.00%, 8/15/31(1)		140	140,180
8.125%, 12/15/30(1)		615	640,691
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)		155	144,886
UWM Holdings LLC:
6.25%, 3/15/31(1)		604	539,482
6.625%, 2/1/30(1)		168	155,967
WS Escrow LLC, 7.75%, 6/1/33(1)		220	227,758
			$ 7,270,177
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc., 7.00%, 3/31/34(1)		194	$ 197,341
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(9)	GBP	1,005	1,145,758
4.25%, 1/15/30(9)	GBP	896	1,033,538
			$ 2,376,637
Drugs — 0.3%
Endo Finance Holdings LP, 8.50%, 4/15/31(1)		264	$ 278,202
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		406	295,007
5.375%, 9/30/32	EUR	880	988,502
			$ 1,561,711
Ecological Services and Equipment — 0.6%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(9)	EUR	800	$ 917,826
7.375%, 6/15/31(9)	GBP	470	637,940
Luna 25 SARL, 5.50%, 7/1/32(9)	EUR	1,050	1,220,369
			$ 2,776,135
Electric — 0.4%
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		369	$ 338,688
VoltaGrid LLC, 7.375%, 11/1/30(1)		1,007	1,012,605
Security	Principal Amount* (000's omitted)		Value
Electric (continued)
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)		411	$ 437,023
8.625%, 3/15/33(1)		303	323,890
			$ 2,112,206
Electric Utilities — 1.0%
Alpha Generation LLC, 6.75%, 10/15/32(1)		1,243	$ 1,254,595
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	895	1,048,005
6.375%, 2/15/32(1)		465	458,829
TransAlta Corp., 5.875%, 2/1/34		545	531,594
WESCO Distribution, Inc.:
5.25%, 4/15/31(1)		115	113,372
6.375%, 3/15/33(1)		390	396,875
6.625%, 3/15/32(1)		610	623,102
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)		355	371,968
			$ 4,798,340
Electrical Equipment — 0.2%
Dynamo Newco II GmbH, 6.25%, 10/15/31(9)	EUR	780	$ 840,397
			$ 840,397
Energy — 0.7%
Sunoco LP:
4.50%, 10/1/29(1)		480	$ 465,160
5.875%, 3/15/34(1)		365	357,478
7.875% to 9/18/30(1)(12)(13)		2,335	2,395,028
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		372	359,078
			$ 3,576,744
Engineering & Construction — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		552	$ 569,635
Artera Services LLC, 8.50%, 2/15/31(1)		550	501,344
Egis SA, 5.125%, 5/15/31(9)	EUR	660	774,495
Infrastrutture Wireless Italiane SpA:
1.75%, 4/19/31(9)	EUR	235	243,567
3.625%, 10/13/32(9)	EUR	320	347,670
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(9)	EUR	462	503,695
VM Consolidated, Inc., 5.50%, 4/15/29(1)		198	185,286
			$ 3,125,692

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment — 2.2%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)	EUR	1,220	$ 1,384,472
7.25%, 4/30/30(9)	EUR	942	1,130,811
Banijay Gaming SAS, 5.125%, 12/10/31(9)	EUR	850	993,561
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		745	719,306
CPUK Finance Ltd.:
6.875%, 8/28/32(9)	GBP	190	257,997
7.875%, 8/28/29(9)	GBP	825	1,148,360
Discovery Global Holdings, Inc.:
4.302%, 1/17/30	EUR	105	121,256
5.05%, 3/15/42		311	216,923
Flutter Treasury DAC:
5.00%, 4/29/29(9)	EUR	800	939,979
5.875%, 6/4/31(1)		633	623,867
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(9)	EUR	825	968,470
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		684	711,807
Motion Bondco DAC, 6.625%, 11/15/27(1)		280	265,979
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		497	494,417
Voyager Parent LLC, 9.25%, 7/1/32(1)		1,130	1,201,193
			$ 11,178,398
Financial Intermediaries — 0.1%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		604	$ 575,794
			$ 575,794
Food Products — 0.6%
Chobani LLC/Chobani Finance Corp., Inc., 6.375%, 4/15/34(1)		535	$ 536,823
Froneri Lux FinCo SARL, 4.75%, 8/1/32(9)	EUR	675	756,541
La Doria SpA, 5.82%, (3 mo. EURIBOR + 3.375%), 12/30/30(2)(9)	EUR	700	816,022
Nomad Foods Bondco PLC, 5.25%, 7/15/33(9)	EUR	615	708,940
			$ 2,818,326
Food Service — 0.5%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		980	$ 960,829
4.00%, 10/15/30(1)		293	275,510
TKC Holdings, Inc.:
8.50%, 8/15/30(1)		925	946,135
Security	Principal Amount* (000's omitted)		Value
Food Service (continued)
TKC Holdings, Inc.: (continued)
12.00%, 2/15/31(1)		110	$ 116,346
			$ 2,298,820
Health Care — 1.2%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(1)		257	$ 252,434
7.375%, 3/15/33(1)		257	265,352
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.306%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(9)	EUR	815	949,901
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		600	611,450
Global Medical Response, Inc., 7.375%, 10/1/32(1)		693	705,752
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		442	419,766
10.00%, 6/1/32(1)		140	134,585
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		373	373,060
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		1,097	1,121,335
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)		325	329,359
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		835	779,296
			$ 5,942,290
Health Care Providers & Services — 0.3%
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)		620	$ 654,415
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		805	808,513
			$ 1,462,928
Health Care Technology — 0.5%
athenahealth Group, Inc.:
6.50%, 2/15/30(1)		2,390	$ 2,306,559
7.50%, 2/15/32(1)		187	191,950
			$ 2,498,509
Healthcare Services — 0.1%
HomeVi SASU:
6.625%, 10/31/31(1)	EUR	250	$ 291,258
6.625%, 10/31/31(9)	EUR	340	396,110
			$ 687,368
Home Furnishings — 0.2%
Somnigroup International, Inc., 3.875%, 10/15/31(1)		1,122	$ 1,023,376
			$ 1,023,376

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate — 0.2%
Risewell Homes, Inc.:
8.50%, 11/1/30(1)		496	$ 506,546
9.25%, 10/1/29(1)		672	681,979
			$ 1,188,525
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Supply LLC, 6.125%, 5/1/31(1)		845	$ 840,364
			$ 840,364
Insurance — 1.2%
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)		585	$ 572,247
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)		746	756,119
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)		564	571,014
8.375%, 2/1/34(1)		75	68,392
CRC Insurance Group LLC, 7.125%, 6/1/31(1)		519	518,279
Fidus Re Ltd., 6.263%, (1 mo. U.S. T-Bill Rate + 2.50%), 1/8/42(1)(2)		2,295	2,278,381
Galaxy Bidco Ltd., 8.125%, 12/19/29(9)	GBP	440	614,027
Ryan Specialty LLC, 5.875%, 8/1/32(1)		725	715,480
			$ 6,093,939
Internet Software & Services — 0.4%
Arches Buyer, Inc., 6.125%, 12/1/28(1)		582	$ 569,440
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		648	579,016
United Group BV:
6.50%, 10/31/31(9)	EUR	400	472,932
6.75%, 2/15/31(9)	EUR	200	237,619
			$ 1,859,007
Leisure Goods/Activities/Movies — 0.6%
Acushnet Co., 5.625%, 12/1/33(1)		482	$ 473,801
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(10)	EUR	733	874,564
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(9)(10)	EUR	470	560,597
NCL Corp. Ltd., 6.75%, 2/1/32(1)		405	397,284
Patrick Industries, Inc., 6.375%, 11/1/32(1)		519	512,715
			$ 2,818,961
Security	Principal Amount* (000's omitted)		Value
Leisure Time — 0.1%
Gaia Purchaser, Inc., 7.625%, 7/15/33(1)		710	$ 712,556
			$ 712,556
Lodging and Casinos — 0.2%
Arsenale SpA, 9.291%, (3 mo. EURIBOR + 7.00%), 6/28/30(2)(9)	EUR	400	$ 455,109
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		474	485,243
			$ 940,352
Machinery — 0.5%
IMA Industria Macchine Automatiche SpA, 6.181%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(9)	EUR	915	$ 1,066,183
King U.S. Bidco, Inc., 5.681%, 12/1/32(1)(2)	EUR	1,060	1,237,859
Solaris Energy Infrastructure LLC, 6.375%, 5/15/31(1)		220	216,228
			$ 2,520,270
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51		525	$ 310,632
3.90%, 6/1/52		310	186,369
CSC Holdings LLC:
3.375%, 2/15/31(1)		374	208,490
4.125%, 12/1/30(1)		373	208,938
11.75%, 1/31/29(1)		395	226,348
Gray Media, Inc., 4.75%, 10/15/30(1)		181	140,056
Nexstar Media, Inc.:
4.75%, 11/1/28(1)		375	367,940
6.50%, 9/15/33(1)		505	502,851
7.25%, 4/15/34(1)		455	456,393
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		946	914,316
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)		669	686,878
Summer BidCo BV, 8.875% PIK, 1/31/31(1)	EUR	555	657,400
Univision Communications, Inc.:
8.50%, 7/31/31(1)		150	149,777
8.875%, 4/15/33(1)		145	140,501
9.375%, 8/1/32(1)		451	450,799
Versant Media Group, Inc., 7.25%, 1/30/31(1)		495	510,656
			$ 6,118,344
Metals/Mining — 0.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		962	$ 1,024,756

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
Compass Minerals International, Inc., 8.00%, 7/1/30(1)		567	$ 592,647
First Quantum Minerals Ltd.:
6.375%, 2/15/36(1)		210	203,342
7.25%, 2/15/34(1)		250	254,846
8.00%, 3/1/33(1)		285	296,488
WE Soda Investments Holding PLC:
9.375%, 2/14/31(1)		300	292,260
9.50%, 10/6/28(1)		300	301,959
			$ 2,966,298
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 689,898
			$ 689,898
Oil and Gas — 1.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		456	$ 473,321
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)		170	166,454
Comstock Resources, Inc.:
5.875%, 1/15/30(1)		255	240,413
6.75%, 3/1/29(1)		125	123,167
Crescent Energy Finance LLC:
7.875%, 4/15/32(1)		250	254,731
9.75%, 10/15/30(1)		215	227,673
DBR Land Holdings LLC, 6.25%, 12/1/30(1)		477	481,417
Matador Resources Co., 6.00%, 4/15/34(1)		295	285,448
Noble Finance II LLC, 6.25%, 6/15/34(1)		270	262,344
SM Energy Co., 8.625%, 11/1/30(1)		823	864,313
Transocean International Ltd.:
7.875%, 10/15/32(1)		75	78,166
8.25%, 5/15/29(1)		579	597,265
8.75%, 2/15/30(1)		152	157,838
UGI International LLC, 5.00%, 6/1/31(9)	EUR	370	435,831
WBI Operating LLC:
6.25%, 10/15/30(1)		755	755,287
6.50%, 10/15/33(1)		245	244,713
			$ 5,648,381
Packaging & Containers — 0.7%
Constantia Flexibles GmbH:
6.25%, 7/15/32(1)	EUR	185	$ 214,369
6.25%, 7/15/32(9)	EUR	455	527,233
Fiber Midco SpA, 10.75% PIK, 6/15/29(9)(10)	EUR	950	1,066,473
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers (continued)
Sword Purchaser LLC, 8.25%, 4/15/33(1)		795	$ 813,563
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	450	464,834
9.50%, 5/15/30(1)		347	313,762
			$ 3,400,234
Pharmaceuticals — 1.2%
1261229 B.C. Ltd., 10.00%, 4/15/32(1)		1,215	$ 1,243,022
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		282	290,106
Grifols SA, 7.50%, 5/1/30(9)	EUR	772	926,869
Nidda Healthcare Holding GmbH:
5.533%, (3 mo. EURIBOR + 3.25%), 10/15/32(1)(2)	EUR	315	363,251
5.533%, (3 mo. EURIBOR + 3.25%), 10/15/32(2)(9)	EUR	311	358,638
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(10)		393	366,878
Rossini SARL, 6.75%, 12/31/29(9)	EUR	555	663,982
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/30	EUR	286	333,629
7.875%, 9/15/31	EUR	350	469,896
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		1,078	795,188
6.00%, 12/1/32		375	382,192
			$ 6,193,651
Pipelines — 0.9%
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		612	$ 620,185
8.25%, 1/15/32(1)		649	676,923
Howard Midstream Energy Partners LLC:
6.625%, 1/15/34(1)		65	65,763
6.625%, 1/15/35(1)		235	234,986
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		540	553,753
8.375%, 2/15/32(1)		152	158,126
Plains All American Pipeline LP, Series B, 8.023%, (3 mo. SOFR + 4.372%)(2)(12)		926	926,042
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)		305	301,587
Venture Global LNG, Inc.:
6.625%, 6/15/36(1)		250	245,161
9.00% to 9/30/29(1)(12)(13)		749	746,472
9.875%, 2/1/32(1)		228	242,853
			$ 4,771,851

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 323,717
8.00%, 8/1/29(1)		472	468,513
			$ 792,230
Real Estate Investment Trusts (REITs) — 0.8%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	561	$ 735,434
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	490	570,149
Alexandrite Monnet U.K. Holdco PLC, 6.875%, 5/31/31(9)	EUR	760	892,375
alstria SARL, 4.25%, 10/15/29(9)	EUR	500	564,908
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)		149	149,456
Essendi SA, 6.375%, 10/15/29(9)	EUR	1,050	1,256,176
			$ 4,168,498
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)		594	$ 621,655
			$ 621,655
Retail — 1.5%
B&M European Value Retail PLC, 4.00%, 11/15/28(9)	GBP	200	$ 264,792
Boots Group Finco LP:
5.375%, 8/31/32(9)	EUR	220	259,416
7.375%, 8/31/32(9)	GBP	470	648,838
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(9)	GBP	860	1,195,211
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		594	621,642
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)		602	587,753
9.25%, 1/15/31(1)		210	220,987
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)		259	257,185
Men's Wearhouse LLC, 9.00%, 2/1/31(1)		180	192,070
Molins Finance SA, 5.50%, 6/15/33(9)	EUR	340	406,976
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		453	451,316
8.75%, 12/31/30(1)		228	210,806
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		500	505,604
10.00%, 9/15/33(1)		250	248,922
QXO Building Products, Inc.:
6.50%, 7/15/31(1)		105	105,523
6.875%, 7/15/34(1)		240	240,541
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Waga Bondco Ltd., 8.50%, 6/15/30(9)	GBP	405	$ 449,739
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)		594	598,928
			$ 7,466,249
Retailers (Except Food and Drug) — 0.4%
Bath & Body Works, Inc., 6.875%, 11/1/35		410	$ 414,880
Michaels Cos., Inc., 8.50%, 3/15/33(1)		715	708,795
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	711,784
			$ 1,835,459
Software — 1.1%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		429	$ 395,446
Cloud Software Group LLC:
6.50%, 3/31/29(1)		610	596,591
9.00%, 9/30/29(1)		1,930	1,892,677
OAK-Eagle Acquireco, Inc.:
6.25%, 7/1/33(1)	EUR	400	483,243
7.25%, 7/1/33(1)		465	482,188
8.75%, 7/1/34(1)		868	914,952
TeamSystem SpA:
5.931%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	579	664,727
6.50%, 7/1/32(1)	EUR	180	206,302
			$ 5,636,126
Steel — 0.5%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		565	$ 571,546
7.50%, 9/15/31(1)		585	597,444
7.625%, 1/15/34(1)		240	243,042
Commercial Metals Co.:
5.75%, 11/15/33(1)		235	230,968
6.00%, 12/15/35(1)		235	231,131
TMS International Corp., 6.25%, 4/15/29(1)		878	878,264
			$ 2,752,395
Telecommunications — 2.7%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)		850	$ 831,737
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(1)		480	468,732
APLD ComputeCo LLC, 9.25%, 12/15/30(1)		315	335,017
Black Pearl Compute LLC, 6.125%, 2/15/31(1)		400	399,830
Cipher Compute LLC, 7.125%, 11/15/30(1)		505	515,737
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)		437	428,450
EchoStar Corp., 10.75%, 11/30/29		904	978,033

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Eutelsat SA, 1.50%, 10/13/28(9)	EUR	500	$ 555,650
Fibercop SpA:
4.75%, 6/30/30(9)	EUR	300	350,291
5.125%, 6/30/32(9)	EUR	220	259,151
7.20%, 7/18/36(1)		817	831,240
Iliad Holding SAS:
5.375%, 4/15/30(9)	EUR	495	583,414
5.625%, 10/15/28(9)	EUR	410	474,357
6.875%, 4/15/31(9)	EUR	340	410,954
Odido Group Holding BV, 5.50%, 1/15/30(9)	EUR	600	692,497
Sable International Finance Ltd., 7.125%, 10/15/32(1)		262	259,066
Stagwell Global LLC, 5.625%, 8/15/29(1)		377	366,943
Stingray Compute LLC, 6.00%, 6/15/31(1)		365	356,542
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)		510	521,351
8.625%, 6/15/32(1)		225	230,008
Uniti Services LLC, 7.50%, 10/15/33(1)		1,642	1,679,553
Vodafone Group PLC, 8.00% to 5/30/31, 8/30/86(9)(13)	GBP	200	286,871
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)		100	104,159
WULF Compute LLC, 7.75%, 10/15/30(1)		321	333,796
Zegona Finance PLC, 4.25%, 1/15/32(9)	EUR	400	458,630
Zenita Group SpA, 7.541%, 12/31/32(2)(9)	EUR	640	652,129
			$ 13,364,138
Trading Companies & Distributors — 0.0%†
Core & Main LP, 6.00%, 7/1/34(1)		115	$ 114,463
			$ 114,463
Transportation — 0.8%
Edge Finco PLC, 8.125%, 8/15/31(9)	GBP	1,294	$ 1,816,024
InPost SA, 4.00%, 4/1/31(9)	EUR	325	369,337
Ocado Group PLC, 11.00%, 6/15/30(9)	GBP	165	232,395
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)		923	897,505
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		740	759,020
			$ 4,074,281
Utilities — 1.0%
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		411	$ 390,270
NRG Energy, Inc.:
3.875%, 2/15/32(1)		118	108,011
5.75%, 1/15/34(1)		759	739,697
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.: (continued)
6.00%, 2/1/33(1)	505	$ 503,787
6.00%, 1/15/36(1)	1,150	1,125,787
6.125%, 5/15/36(1)	360	355,552
6.25%, 11/1/34(1)	335	334,308
10.25% to 3/15/28(1)(12)(13)	635	679,902
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	460	440,197
5.00%, 1/31/28(1)	450	445,470
		$ 5,122,981
Total Corporate Bonds (identified cost $209,331,577)		$210,623,848

Preferred Stocks — 0.0%†

Security	Shares	Value
Software and Services — 0.0%†
Blackboard LLC, Series A(5)(6)(7)	3,932	$ 71,484
		$ 71,484
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(5)	2,137	$ 45,945
Series G1(5)	1,477	31,756
		$ 77,701
Total Preferred Stocks (identified cost $146,397)		$ 149,185

Senior Floating-Rate Loans — 32.9%(14)

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.7%
Air Comm Corp. LLC:
Term Loan, 12/11/31(15)	623	$ 624,218
Term Loan, 12/11/31(15)	22	21,792
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.118%, (6 mo. USD Term SOFR + 3.25%), 2/11/32	249	250,199
Kaman Corp.:
Term Loan, 5.671%, (3 mo. USD Term SOFR + 2.00%), 2/26/32	308	307,990

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Kaman Corp.: (continued)
Term Loan, 2/26/32(15)(16)	36	$ 35,724
TransDigm, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	1,849	1,853,270
VistaJet Malta Finance PLC, Term Loan, 7.475%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	571	573,066
		$ 3,666,259
Airlines — 0.2%
American Airlines, Inc., Term Loan, 5.979%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	963	$ 963,843
		$ 963,843
Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 9/12/32	703	$ 706,651
Gloves Buyer, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 5/21/32	697	698,388
		$ 1,405,039
Auto Components — 0.6%
Adient U.S. LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	978	$ 979,157
Autokiniton U.S. Holdings, Inc., Term Loan, 7.845%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	265	265,447
Clarios Global LP, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	1,059	1,062,651
Crash Champions LLC, Term Loan, 8.416%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	292	284,447
DexKo Global, Inc.:
Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/6/31	162	157,918
Term Loan, 8.823%, (3 mo. USD Term SOFR + 5.00%), 10/6/31	152	147,915
RealTruck Group, Inc.:
Term Loan, 8.648%, (3 mo. USD Term SOFR + 4.75%), 1/31/31	299	179,215
Term Loan, 9.386%, (3 mo. USD Term SOFR + 5.75%), 1/31/31	68	69,670
		$ 3,146,420
Automobiles — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/22/31	264	$ 265,020
Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles (continued)
MajorDrive Holdings IV LLC, Term Loan, 7.994%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	234	$ 225,122
		$ 490,142
Beverages — 0.2%
Pegasus BidCo BV, Term Loan, 7/12/32(15)	575	$ 576,725
Primo Brands Corp., Term Loan, 3/31/31(15)	650	653,409
		$ 1,230,134
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 8/12/31	399	$ 400,827
Alltech, Inc., Term Loan, 8.095%, (1 mo. USD Term SOFR + 4.25%), 8/13/30	611	614,416
Grifols Worldwide Operations USA, Inc., Term Loan, 6.187%, (6 mo. USD Term SOFR + 2.50%), 4/14/33	549	550,370
		$ 1,565,613
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	690	$ 691,827
		$ 691,827
Building Products — 0.8%
Associated Materials, Inc., Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	1,310	$ 1,197,213
CP Atlas Buyer, Inc., Term Loan, 8.981%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	623	543,306
Gibraltar Industries, Inc., Term Loan, 5.914% - 5.926%, (1 mo. USD Term SOFR + 2.25%), 2/2/33	388	389,190
LBM Acquisition LLC, Term Loan, 7.574%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	669	538,142
Specialty Building Products Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,332	1,247,027
		$ 3,914,878
Capital Markets — 1.5%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	595	$ 598,623
Edelman Financial Center LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/31	450	452,376
Focus Financial Partners LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	951	940,054

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
Fortress Intermediate 3, Inc., Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	1,532	$ 1,531,119
Franklin Square Holdings LP, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	224	209,559
Guggenheim Partners LLC, Term Loan, 11/26/31(15)	375	367,969
HighTower Holdings LLC, Term Loan, 6.408%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	549	547,243
Jupiter Borrower, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 6/30/33	500	503,645
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/22/31	269	267,962
Mariner Wealth Advisors LLC , Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	850	852,564
Orion Advisor Solutions, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	349	347,669
Orion U.S. Finco, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	549	551,517
Saphilux SARL, Term Loan, 7/18/33(15)	315	315,918
		$ 7,486,218
Chemicals — 1.0%
BASF Coatings, Term Loan, 7.244%, (3 mo. USD Term SOFR + 3.50%), 6/29/33	450	$ 452,531
Charter NEX U.S., Inc., Term Loan, 6.167%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	499	499,898
Chemours Co., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	249	249,140
CP Iris HoldCo I, Inc.:
Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	170	164,098
Term Loan, 10/27/32(16)	5	4,838
Discovery Purchaser Corp., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	224	223,889
INEOS U.S. Finance LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,973	1,874,692
Nouryon Finance BV, Term Loan, 7.23%, (3 mo. USD Term SOFR + 3.50%), 7/8/31	200	200,282
Olympus Water U.S. Holding Corp., Term Loan, 6/20/31(15)	630	630,410
SCUR-Alpha 1503 GmbH, Term Loan, 9.323%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	295	256,926
Tronox Finance LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	365	295,080
W.R. Grace & Co.-Conn., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	398	398,327
		$ 5,250,111
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies — 1.5%
Albion Financing 3 SARL, Term Loan, 6.632%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	581	$ 584,208
Allied Universal Holdco LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	797	800,062
American Auto Auction Group LLC, Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 5/28/32	199	199,963
Anticimex International AB, Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.90%), 11/17/31	468	470,168
Belfor Holdings, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	299	300,225
EnergySolutions LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	574	575,829
Garda World Security Corp., Term Loan, 6.513%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	1,099	1,100,056
Gategroup Fin Luxembourg SA, Term Loan, 7.225%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	249	251,244
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	596	597,114
Heritage Environmental Services, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 4/1/33	425	427,656
Heritage-Crystal Clean, Inc., Term Loan, 6.642%, (3 mo. USD Term SOFR + 3.00%), 10/17/30	392	393,920
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.243%, (1 mo. USD Term SOFR + 2.50%), 12/2/31	860	862,916
Reworld Holding Corp.:
Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	343	343,991
Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	56	56,039
Signal Parent, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	707	266,949
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	494	494,492
		$ 7,724,832
Construction Materials — 0.3%
Quikrete Holdings, Inc.:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	758	$ 759,859
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	297	297,550
Smyrna Ready Mix Concrete LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 4/2/29	399	401,609
		$ 1,459,018

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail — 0.1%
Boots Group Bidco Ltd., Term Loan, 6.921%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		498	$ 499,883
			$ 499,883
Containers & Packaging — 0.7%
Altium Packaging LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		338	$ 324,412
Berlin Packaging LLC, Term Loan, 6.982% - 6.984%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		399	397,670
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 4/1/32		400	383,253
Pregis TopCo Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 2/1/29		498	500,386
Proampac PG Borrower LLC, Term Loan, 7.666% - 7.823%, (3 mo. USD Term SOFR + 4.00%), 3/7/33		600	588,249
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		1,105	1,067,314
Trivium Packaging BV, Term Loan, 5.709%, (3 mo. EURIBOR + 3.25%), 5/28/30	EUR	350	402,795
			$ 3,664,079
Distributors — 0.1%
ADI Global Distribution Funding LLC, Term Loan, 7/1/33(15)		550	$ 551,378
			$ 551,378
Diversified Consumer Services — 0.5%
Ascend Learning LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		448	$ 443,595
Belron Finance 2019 LLC, Term Loan, 5.657%, (3 mo. USD Term SOFR + 2.00%), 10/16/31		684	684,459
Fugue Finance BV, Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		735	734,785
Spring Education Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		473	473,500
Wand NewCo 3, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		399	400,333
			$ 2,736,672
Diversified Telecommunication Services — 0.2%
Altice France SA, Term Loan, 9.128%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		375	$ 377,132
Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/29/32	500	$ 502,395
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31	200	171,750
		$ 1,051,277
Electric Utilities — 0.1%
MRP Buyer LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	670	$ 672,602
		$ 672,602
Electrical Equipment — 0.4%
Dynamo Newco II GmbH, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 9/30/31	491	$ 476,558
Kohler Energy Co. LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 5/1/31	365	367,062
Nvent Electric PLC, Term Loan, 6.397%, (1 mo. USD Term SOFR + 2.75%), 1/30/32	300	301,462
WEC U.S. Holdings Ltd., Term Loan, 5.647%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	735	735,394
		$ 1,880,476
Electronic Equipment, Instruments & Components — 1.0%
Belden, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 7/1/33	325	$ 327,031
Chamberlain Group, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	726	728,283
Coreweave Compute Acquisition Co. VIII LLC, Term Loan, 3/31/32(15)	350	349,344
Coreweave Financing DDTL V LLC, Term Loan, 8.12% - 8.14%, (1 mo. USD Term SOFR + 4.50%), 11/17/31(16)	673	673,835
Creation Technologies, Inc., Term Loan, 9.512%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	284	283,117
Dwyer Instruments, Inc.:
Term Loan, 7/25/33(15)	515	515,056
Term Loan, 7/25/33(15)	35	35,117
Range Red Operating, Inc.:
Term Loan, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(7)	355	283,670
Term Loan - Second Lien, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(7)	1,487	1,189,955
Spectris PLC, Term Loan, 12/6/32(15)	300	301,749
Verifone Systems, Inc., Term Loan, 9.584%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	201	190,775
		$ 4,877,932

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Energy Equipment & Services — 0.2%
New Generation Gas Gathering LLC, Term Loan, 9.073%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	955	$ 933,275
		$ 933,275
Engineering & Construction — 0.7%
American Residential Services LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	249	$ 250,617
Artera Services LLC, Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 2/15/31	295	261,356
Azuria Water Solutions, Inc.:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 4/25/33	498	497,707
Term Loan, 4/25/33(16)	52	51,710
Brand Industrial Services, Inc., Term Loan, 8/1/30(15)	200	160,188
Construction Partners, Inc., Term Loan, 11/3/31(15)	470	470,588
Green Infrastructure Partners, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/24/32	474	474,997
New Arclin U.S. Holding Corp., Term Loan, 8.147%, (1 mo. USD Term SOFR + 4.50%), 4/1/33	250	230,804
Northstar Group Services, Inc., Term Loan, 8.573%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	589	591,319
Trilon Group LLC:
Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.50%), 6/13/33	308	308,319
Term Loan, 7.323%, (3 mo. USD Term SOFR + 3.50%), 6/13/33(16)	17	16,884
		$ 3,314,489
Entertainment — 1.3%
City Football Group Ltd., Term Loan, 6.845%, (1 mo. USD Term SOFR + 3.00%), 7/22/30	474	$ 474,177
Creative Artists Agency LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 10/1/31	595	595,801
Discovery Global Holdings, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/3/33	1,618	1,621,473
EOC Borrower LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/24/32	789	791,967
Oak-Eagle AcquireCo, Inc., Term Loan, 8/4/33(15)	1,300	1,309,510
Pretzel Parent, Inc., Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	249	241,004
TKO Worldwide Holdings LLC, Term Loan, 5.413%, (3 mo. USD Term SOFR + 1.75%), 11/21/31	991	990,451
Varsity Brands, Inc., Term Loan, 6.484%, (3 mo. USD Term SOFR + 2.75%), 8/26/31	369	369,405
		$ 6,393,788
Borrower/Description	Principal Amount* (000's omitted)	Value
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	418	$ 417,199
Planet U.S. Buyer LLC, Term Loan, 6.656%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	299	300,893
Synechron, Inc., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	294	276,125
		$ 994,217
Food Products — 0.5%
Del Monte Foods, Inc.:
Term Loan, 0.00%, 6/30/26(7)(17)	227	$ 137,719
Term Loan, 0.00%, 8/2/28(7)(17)	70	0
Term Loan, 0.00%, 8/2/28(7)(17)	62	37,525
Term Loan - Second Lien, 0.00%, 8/2/28(7)(17)	491	0
Froneri Lux Finco SARL, Term Loan, 6.454%, (6 mo. USD Term SOFR + 2.50%), 9/30/32	672	669,023
Newly Weds Foods, Inc., Term Loan, 5.974%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	249	249,366
Nomad Foods Europe Midco Ltd., Term Loan, 6.158%, (6 mo. USD Term SOFR + 2.50%), 10/29/32	583	579,618
PFI Lower Midco LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	498	500,766
Treehouse Foods, Inc., Term Loan, 7.981%, (1 mo. USD Term SOFR + 4.25%), 2/11/33	300	301,347
		$ 2,475,364
Gas Utilities — 0.0%†
Stonepeak Bayou Holdings LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/1/32	248	$ 247,973
		$ 247,973
Ground Transportation — 0.1%
Student Transportation of America Holdings, Inc.:
Term Loan, 6/24/32(15)	325	$ 326,575
Term Loan, 6/24/32(15)	75	75,363
		$ 401,938
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	497	$ 498,739
Hologic, Inc., Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	675	664,619
Journey Personal Care Corp., Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 3/1/28	469	468,945
		$ 1,632,303

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services — 2.1%
AEA International Holdings (Lux) SARL, Term Loan, 6.843%, (3 mo. USD Term SOFR + 3.00%), 7/29/33	234	$ 234,567
CNT Holdings I Corp., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	423	424,250
Ensemble RCM LLC, Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/9/33	525	523,688
ExamWorks BidCo, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/6/33	499	501,100
Global Medical Response, Inc., Term Loan, 6.917%, (1 mo. USD Term SOFR + 3.25%), 10/1/32	468	470,106
Hanger, Inc.:
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	307	309,267
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(16)	40	40,103
Heartland Dental LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 8/25/32	347	348,266
LifePoint Health, Inc., Term Loan, 7.503%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	380	363,510
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/9/32	475	476,040
MDVIP, Inc., Term Loan, 6.474%, (1 mo. USD Term SOFR + 2.75%), 10/14/31	348	348,681
MED ParentCo LP, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 4/15/31	495	496,478
Medical Solutions Holdings, Inc.:
Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 11/1/30	409	51,849
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	176	123,271
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	511	346,387
Midwest Physician Administrative Services LLC, Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 3/12/31	164	160,471
National Mentor Holdings, Inc., Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	396	399,938
Pacific Dental Services LLC, Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 3/15/31	392	392,955
Phoenix Guarantor, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 2/21/31	453	453,603
Radiology Partners, Inc., Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 6/30/32	369	370,861
Radnet Management, Inc., Term Loan, 5.661%, (3 mo. USD Term SOFR + 2.00%), 4/18/31	1,055	1,055,579
Raven Acquisition Holdings LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	484	482,029
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC: (continued)
Term Loan, 11/19/31(16)	35	$ 34,866
Select Medical Corp., Term Loan, 6.451%, (1 mo. USD Term SOFR + 2.72%), 12/3/31	545	544,784
Surgery Center Holdings, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	978	977,860
U.S. Anesthesia Partners, Inc., Term Loan, 7.761%, (1 mo. USD Term SOFR + 4.00%), 10/2/28	492	493,732
		$ 10,424,241
Health Care Technology — 0.6%
athenahealth Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/16/32	525	$ 522,454
Cotiviti Corp., Term Loan, 6.397%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	737	693,215
Imprivata, Inc., Term Loan, 11/30/29(15)	455	457,796
PointClickCare Technologies, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	497	494,717
Project Ruby Ultimate Parent Corp., Term Loan, 6.595%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	397	397,141
Waystar Technologies, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 10/22/29	338	338,164
		$ 2,903,487
Hotels, Restaurants & Leisure — 2.1%
Allwyn Entertainment Financing U.S. LLC, Term Loan, 6.323%, (3 mo. USD Term SOFR + 2.50%), 11/24/32	235	$ 233,120
Betclic Everest Group, Term Loan, 12/10/31(15)	375	376,406
Caesars Entertainment, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	383	365,943
Delivery Hero SE, Term Loan, 8.643%, (3 mo. USD Term SOFR + 5.00%), 12/12/29	224	226,793
Fertitta Entertainment LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	257	257,067
Flutter Financing BV:
Term Loan, 5.482%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	918	911,038
Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 6/4/32	396	394,812
Gaia Purchaser, Inc., Term Loan, 6/25/33(15)	600	600,000
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 10/31/29	494	494,838
Herschend Entertainment Co. LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/27/32	297	298,337

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Horizon U.S. Finco LP, Term Loan, 8.593%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	411	$ 397,833
IRB Holding Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	1,673	1,678,194
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	391	375,433
Peninsula Pacific Entertainment LLC, Term Loan, 8.596%, (6 mo. USD Term SOFR + 4.75%), 10/1/32	946	951,326
Pioneer Opco LLC, Term Loan, 6.999%, (1 mo. USD Term SOFR + 3.25%), 5/16/33	390	392,751
Scientific Games Holdings LP, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	392	382,834
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	669	666,160
Spectacle Gary Holdings LLC, Term Loan, 8.132%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	656	642,585
Turquoise Topco Ltd., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/30/32	449	447,192
Voyager Parent LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	596	597,104
		$ 10,689,766
Household Durables — 0.1%
PHRG Intermediate LLC, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	481	$ 479,165
		$ 479,165
Independent Power and Renewable Electricity Producers — 0.1%
Pathfinder Power LLC, Term Loan, 6/22/33(15)	400	$ 399,688
		$ 399,688
Insurance — 1.4%
Acrisure LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	175	$ 160,752
Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 6/21/32	398	359,385
Alera Group, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/32	397	386,873
Alliant Holdings Intermediate LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	624	621,905
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	1,022	1,014,888
Broadstreet Partners, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/13/31	994	978,749
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
IMA Financial Group, Inc., Term Loan, 6.749%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	472	$ 473,261
Ryan Specialty Group LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	690	690,362
Trucordia Insurance Holdings LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/17/32	492	438,222
Truist Insurance Holdings LLC:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/6/31	345	340,018
Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	439	423,727
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,150	1,150,177
		$ 7,038,319
Interactive Media & Services — 0.2%
Aragorn Parent Corp., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 12/16/30	814	$ 820,580
		$ 820,580
IT Services — 0.8%
Ahead DB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/3/31	474	$ 470,845
Asurion LLC:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33	326	305,943
Term Loan, 8.073%, (3 mo. USD Term SOFR + 4.25%), 9/19/30	309	302,333
Gainwell Acquisition Corp., Term Loan, 7.832%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	598	594,170
Go Daddy Operating Co. LLC:
Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	85	83,977
Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	157	153,841
NAB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	403	378,382
Newfold Digital Holdings Group, Inc., Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.60%), 4/30/29	146	118,384
Nielsen Consumer, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 10/31/30	249	245,630
Peraton Corp., Term Loan, 7.673%, (3 mo. USD Term SOFR + 3.75%), 2/1/28	150	136,560
Plano HoldCo, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	150	118,014

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	793	$ 788,329
Trio Bidco, Inc.:
Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 10/29/32	181	179,335
Term Loan, 10/29/32(16)	19	18,924
Virtusa Corp., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/15/29	249	225,306
		$ 4,119,973
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	295	$ 296,178
Hayward Industries, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 6/23/33	1,009	1,010,521
Peloton Interactive, Inc., Term Loan, 9.231%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	887	891,334
Recess Holdings, Inc., Term Loan, 7.56%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	489	488,809
		$ 2,686,842
Life Sciences Tools & Services — 0.3%
Parexel International Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/12/31	695	$ 697,280
Sotera Health Holdings LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/30/31	630	632,955
Star Parent, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 9/27/30	342	343,333
		$ 1,673,568
Machinery — 2.0%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/31/31	199	$ 200,494
AI Aqua Merger Sub, Inc., Term Loan, 6.152%, (3 mo. USD Term SOFR + 2.50%), 7/5/33	805	805,979
Apex Tool Group LLC, Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 2/8/29	21	7,877
Astro Acquisition LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/30/32	200	200,249
Barnes Group, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/27/32	542	543,262
Bettcher Industries, Inc., Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 4/15/33	225	226,350
BG MS U.S. Holding LLC, Term Loan, 8.482%, (3 mo. USD Term SOFR + 4.75%), 10/22/32	299	298,035
Cleanova U.S. Holdings LLC, Term Loan, 8.414%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	199	197,880
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Columbus McKinnon Corp., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 2/3/33	220	$ 220,911
Conair Holdings LLC, Term Loan, 7.595%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	475	411,232
Cube Industrials Buyer, Inc., Term Loan, 6.741%, (3 mo. USD Term SOFR + 3.00%), 10/17/31	469	471,759
EMRLD Borrower LP:
Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	1	998
Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 8/4/31	700	700,805
Engineered Machinery Holdings, Inc., Term Loan, 6.491%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	930	933,731
Filtration Group Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 10/21/28	524	524,683
Gates Global LLC, Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	639	638,660
Icebox Holdco III, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	309	311,170
Illuminate Buyer LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/31/29	249	248,019
Jennmar Inter III LLC, Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 12/16/30	247	245,190
LSF12 Helix Parent LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 2/10/33	550	544,789
Resilience Parent LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/28/33	500	499,898
Roper Industrial Products Investment Co. LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 11/22/29	682	683,676
TK Elevator Midco GmbH, Term Loan, 6.704%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	1,381	1,387,791
		$ 10,303,438
Marine Transportation — 0.1%
Boluda Towage SL, Term Loan, 6/30/33(15)	400	$ 402,376
		$ 402,376
Media — 0.5%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	298	$ 299,300
DirecTV Financing LLC, Term Loan, 2/17/31(15)	235	236,523
E.W. Scripps Co.:
Term Loan, 7.132%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	678	653,680
Term Loan, 9.532%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	123	122,933

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Fleet U.S. Bidco, Inc., Term Loan, 6.479%, (6 mo. USD Term SOFR + 2.50%), 2/21/31	280	$ 280,931
Nexstar Media, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	395	395,061
Univision Communications, Inc.:
Term Loan, 7.095%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	199	197,784
Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/24/29	348	347,426
		$ 2,533,638
Metals/Mining — 0.3%
Arsenal AIC Parent LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	529	$ 531,705
Wireco Worldgroup, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	246	246,097
Worthington Steel, Inc., Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 6/1/33	290	291,486
Zekelman Industries, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	399	399,450
		$ 1,468,738
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP, Term Loan, 6.979%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	648	$ 651,672
GIP Pilot Acquisition Partners LP, Term Loan, 5.641%, (3 mo. USD Term SOFR + 2.00%), 5/19/33	512	512,779
Matador Bidco SARL, Term Loan, 8.081%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	475	477,375
UGI Energy Services LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 2/22/30	334	334,343
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	825	831,306
		$ 2,807,475
Paper & Forest Products — 0.1%
Spa Holdings 3 OYJ, Term Loan, 2/4/28(15)	325	$ 325,609
		$ 325,609
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	339	$ 325,567
		$ 325,567
Borrower/Description	Principal Amount* (000's omitted)	Value
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,521	$ 1,479,466
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	604	606,093
Opal Bidco SAS, Term Loan, 4/28/32(15)	785	787,312
Padagis LLC, Term Loan, 8.742%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	242	233,367
		$ 3,106,238
Professional Services — 0.9%
AAL Delaware Holdco, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/30/31	522	$ 524,456
Amspec Parent LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 12/22/31	349	350,864
Citrin Cooperman Advisors LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	299	294,135
CoreLogic, Inc., Term Loan, 7.974%, (1 mo. USD Term SOFR + 4.25%), 7/25/31	350	336,802
EAB Global, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/16/30	220	194,967
First Advantage Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/31/31	376	376,191
Grant Thornton Advisors LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	677	640,035
Heron Bidco, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 12/10/32	225	226,744
iSolved, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 10/15/30	249	235,788
Mermaid Bidco, Inc., Term Loan, 6.908%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	444	439,334
Neptune Bidco U.S., Inc., Term Loan, 8.863%, (3 mo. USD Term SOFR + 5.00%), 2/3/33	785	781,817
Trans Union LLC, Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	321	320,195
		$ 4,721,328
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	432	$ 433,204
CyrusOne Holdco LLC, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 7/8/33	225	218,531

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC, Term Loan, 5.917%, (3 mo. USD Term SOFR + 2.25%), 8/21/30	573	$ 573,277
Metropolis Technologies, Inc., Term Loan, 8.916%, (3 mo. USD Term SOFR + 5.25%), 11/3/32	319	315,311
		$ 1,540,323
Road & Rail — 0.3%
Avis Budget Car Rental LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	299	$ 297,000
First Student Bidco, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	394	395,380
Hertz Corp.:
Term Loan, 7.584%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	355	196,358
Term Loan, 7.584%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	70	38,954
Kenan Advantage Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	393	394,213
		$ 1,321,905
Software — 2.5%
Applied Systems, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	650	$ 640,363
Bending Spoons U.S., Inc., Term Loan, 9.292%, (1 mo. USD Term SOFR + 5.88%), 3/7/31	235	236,132
Boxer Parent Co., Inc., Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 7/30/31	777	709,472
Cloud Software Group, Inc.:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 8/13/32	794	713,385
Term Loan, 3/21/31(15)	250	227,326
Cloudera, Inc., Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	535	475,286
Clover Holdings 2 LLC, Term Loan, 7.426%, (1 mo. USD Term SOFR + 3.75%), 12/9/31	593	581,391
Cyberswift U.S. Finco LLC, Term Loan, 10/8/32(15)	300	300,657
Dayforce, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	550	512,971
Delta TopCo, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 11/30/29	398	381,966
Drake Software LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	306	292,556
Epicor Software Corp., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	774	740,541
Finastra USA, Inc., Term Loan, 7.746%, (6 mo. USD Term SOFR + 4.00%), 9/15/32	175	168,383
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
IGT Holding IV AB, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 9/1/31	299	$ 297,754
Marcel LUX IV SARL, Term Loan, 6.62%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	415	407,889
McAfee LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	667	605,057
MIS Acquisition LLC, Term Loan, 8.164%, (3 mo. USD Term SOFR + 4.50%), 4/22/31	350	323,531
OceanKey (U.S.) II Corp., Term Loan, 12/15/28(15)	199	192,081
OID-OL Intermediate I LLC, Term Loan, 9.823%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	110	106,830
Open Text Corp., Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	317	314,815
Polaris Newco LLC, Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	454	406,557
Project Alpha Intermediate Holding, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	297	232,979
Project Boost Purchaser LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	670	656,446
Proofpoint, Inc.:
Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	249	244,726
Term Loan, 8/30/30(15)	192	189,242
Quartz Acquireco LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	224	190,199
RealPage, Inc., Term Loan, 6.994%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	448	429,851
Rocket Software, Inc., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	199	192,577
Sabre GLBL, Inc.:
Term Loan, 9.831%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	277	245,443
Term Loan, 10.081%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	53	46,762
SkillSoft Corp., Term Loan, 9.095%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	382	195,365
SolarWinds Holdings, Inc., Term Loan, 7.671%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	394	309,546
UKG, Inc., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 2/10/31	775	745,564
Vision Solutions, Inc., Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	594	480,719
		$ 12,794,362
Specialty Retail — 1.0%
EG America LLC, Term Loan, 2/10/31(15)	300	$ 301,593
Great Outdoors Group LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	693	696,902

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail (continued)
Harbor Freight Tools USA, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	517	$ 517,544
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	1	630
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	689	688,911
Men's Wearhouse, Inc., Term Loan, 9.414%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	352	355,623
PetSmart, Inc., Term Loan, 7.724%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	1,972	1,978,654
Speedster Bidco GmbH, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	344	341,207
		$ 4,881,064
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure Holdings LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 1/14/33	465	$ 464,237
		$ 464,237
Trading Companies & Distributors — 0.9%
BCPE Empire Holdings, Inc., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 12/29/32	399	$ 395,136
CD&R Hydra Buyer, Inc., Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	489	491,262
DXP Enterprises, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/11/30	298	299,548
Park River Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.50%), 3/15/31(15)	1,344	1,346,478
Spin Holdco, Inc.:
Term Loan, 9.182%, (3 mo. USD Term SOFR + 5.43%), 9/4/30	124	127,690
Term Loan - Second Lien, 8.014%, (3 mo. USD Term SOFR + 4.00%), 9/4/30	311	231,446
White Cap Buyer LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	858	858,578
Windsor Holdings III LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	595	597,476
		$ 4,347,614
Transportation Infrastructure — 0.4%
Brown Group Holding LLC, Term Loan, 6.166% - 6.231%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	861	$ 863,738
Carrix, Inc.:
Term Loan, 7/27/33(15)	354	353,724
Term Loan, 7/27/33(15)	71	70,745
Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure (continued)
KKR Apple Bidco LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	733	$ 735,839
		$ 2,024,046
Total Senior Floating-Rate Loans (identified cost $169,183,128)		$165,925,567

U.S. Government Agency Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 7/20/56(18)	$1,675	$ 1,667,287
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,672,514)		$ 1,667,287

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(5)(7)	$565,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(5)(7)	$333,000	$ 0
		$ 0
Surface Transport — 0.0%
Hertz Corp., Escrow Certificates(5)(7)	$105,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.9%

Affiliated Fund — 2.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(19)	13,911,882	$ 13,911,882
Total Affiliated Fund (identified cost $13,911,882)		$ 13,911,882

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/22/26(18)	$1,070	$ 1,061,259
Total U.S. Treasury Obligations (identified cost $1,061,164)		$ 1,061,259
Total Short-Term Investments (identified cost $14,973,046)		$ 14,973,141
Total Investments — 100.7% (identified cost $510,894,139)		$507,605,874
Less Unfunded Loan Commitments — (0.1)%		$ (556,571)
Net Investments — 100.6% (identified cost $510,337,568)		$507,049,303
Other Assets, Less Liabilities — (0.6)%		$ (3,216,317)
Net Assets — 100.0%		$503,832,986

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $262,740,175 or 52.1% of the Fund's net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2026.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(8)	Restricted security.
(9)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $47,173,522 or 9.4% of the Fund's net assets.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	When-issued security.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(15)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(16)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$705,243.

(17)	The issuer is in default on the payment of principal but continues to pay interest.
(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	184,060	CAD	256,753	State Street Bank and Trust Company	9/14/26	$582	$ —
EUR	3,217,028	USD	3,744,665	Bank of America, N.A.	9/16/26	—	(28,639)
EUR	30,847	USD	35,905	Citibank, N.A.	9/16/26	—	(273)

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	300,000	USD	342,610	State Street Bank and Trust Company	9/16/26	$3,923	$ —
GBP	1,583,651	USD	2,124,137	Bank of America, N.A.	9/16/26	10,181	—
GBP	47,327	USD	63,475	Citibank, N.A.	9/16/26	309	—
GBP	500,000	USD	668,315	State Street Bank and Trust Company	9/16/26	5,545	—
USD	688,515	EUR	600,000	Bank of America, N.A.	9/16/26	—	(4,552)
USD	2,281,351	EUR	1,963,744	Citibank, N.A.	9/16/26	13,007	—
USD	105,256	EUR	90,326	Citibank, N.A.	9/16/26	919	—
USD	57,733,633	EUR	49,695,128	State Street Bank and Trust Company	9/16/26	330,210	—
USD	504,537	EUR	432,985	State Street Bank and Trust Company	9/16/26	4,391	—
USD	296,956	EUR	255,289	State Street Bank and Trust Company	9/16/26	2,069	—
USD	456,447	EUR	400,000	State Street Bank and Trust Company	9/16/26	—	(5,597)
USD	916,173	EUR	800,000	State Street Bank and Trust Company	9/16/26	—	(7,916)
USD	154,856	GBP	115,392	Citibank, N.A.	9/16/26	—	(660)
USD	3,588,460	GBP	2,676,382	Citibank, N.A.	9/16/26	—	(18,553)
USD	137,318	GBP	102,322	Goldman Sachs International	9/16/26	—	(584)
USD	14,394,798	GBP	10,735,555	State Street Bank and Trust Company	9/16/26	—	(73,723)
USD	676,630	EUR	592,200	State Street Bank and Trust Company	9/30/26	—	(7,803)
						$371,136	$(148,300)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(77)	Short	9/21/26	$(8,316,000)	$122,659
U.S. Long Treasury Bond	(26)	Short	9/21/26	(2,816,125)	90,980
					$213,639

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$1,500	5.50% (pays monthly)	6.01%	10/10/29	$(15,249)	$ —	$(15,249)
U.S. Single Family Rental	Goldman Sachs International	1,463	7.85% (pays monthly)	8.22	3/18/28	10,838	818	11,656
Total		$2,963				$(4,411)	$818	$(3,593)

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(1)
If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,963,000.

(2)
The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

(3)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund engaged in forward foreign currency exchange contracts.
Interest Rate Risk: The Fund entered into U.S. Treasury futures contracts to change the effective duration of its portfolio.
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At July 31, 2026, the Fund owned the following securities (representing 0.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	13,431	$94,823	$262,744
Total Common Stocks			$94,823	$262,744
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26,6/26/26	132	$1,320,058	$946,911
Total Convertible Preferred Stocks			$1,320,058	$946,911
Total Restricted Securities			$1,414,881	$1,209,655

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $13,911,882, which represents 2.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,545,504	$146,444,861	$(145,078,483)	$ —	$ —	$13,911,882	$398,493	13,911,882

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$52,769,890	$ —	$52,769,890
Collateralized Mortgage Obligations	—	37,720,733	—	37,720,733
Commercial Mortgage-Backed Securities	—	19,572,019	—	19,572,019
Common Stocks	112,500	514,045	1,314,033	1,940,578
Convertible Bonds	—	1,316,715	—	1,316,715
Convertible Preferred Stocks	—	—	946,911	946,911
Corporate Bonds	—	210,623,848	—	210,623,848
Preferred Stocks	—	77,701	71,484	149,185
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	163,720,127	1,648,869	165,368,996
U.S. Government Agency Mortgage-Backed Securities	—	1,667,287	—	1,667,287
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	13,911,882	—	—	13,911,882
U.S. Treasury Obligations	—	1,061,259	—	1,061,259
Total Investments	$14,024,382	$489,043,624	$3,981,297	$507,049,303
Forward Foreign Currency Exchange Contracts	$ —	$371,136	$ —	$371,136
Futures Contracts	213,639	—	—	213,639
Swap Contracts	—	10,838	—	10,838
Total	$14,238,021	$489,425,598	$3,981,297	$507,644,916

Eaton Vance
Multi-Asset Credit Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(148,300)	$ —	$(148,300)
Swap Contracts	—	(15,249)	—	(15,249)
Total	$ —	$(163,549)	$ —	$(163,549)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.